SEGMENT INFORMATION (Details)	3 Months Ended	10 Months Ended
	Mar. 31, 2026 USD ($) segment	Dec. 31, 2025 USD ($) segment
SEGMENT INFORMATION
Investments held in Trust Account	$ 234,715,684	$ 232,809,646
Cash and cash equivalents	665,383	749,812
General and administrative expenses	182,183	450,346
Interest earned on investments held in Trust Account	$ 2,046,520	$ 2,809,646
Single reportable segment
SEGMENT INFORMATION
Number of reportable segment | segment	1	1
Investments held in Trust Account	$ 234,715,684	$ 232,809,646
Cash and cash equivalents	665,383	749,812
General and administrative expenses	182,184	450,346
Interest earned on investments held in Trust Account	$ 2,046,520	$ 2,809,646